Discontinued Operations - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Subsidiaries JPY (¥)	Mar. 31, 2010 Subsidiaries JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2010 Real Estate JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on sales of subsidiaries and business units	$ 51	¥ 4,170	¥ 14,393	¥ 14,056	¥ 6,895	¥ 2,810
Gains (losses) on sales of subsidiaries and liquidation losses, net	(4)	(361)
Gains on sales of real estate properties	179	14,721	9,968	7,552			55	4,531	7,498	11,246
Rental properties held for sale							$ 413	¥ 33,933	¥ 27,486